Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	March 31, 2022	March 31, 2023	March 31, 2024
Year-end spot rate	S$1 = US$1.3539	S$1 = US$1.3294	S$1=US$1.3475
Average rate	S$1 = US$1.3485	S$1 = US$1.3739	S$1=US$1.3407

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful life
Office equipment	5 years
Motor vehicles	5 years
Computer	1 years
Machinery	5 years
Furniture, fixtures and fittings	5 years
Leasehold building and leasehold improvement	lesser of lease term or expected useful life